OTHER EXPENSES (INCOME), NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Income And Expenses [Line Items]
Investments in affiliated company	$ 15,730	$ 19,800
Investment in Iluminage Beauty [Member]
Other Income And Expenses [Line Items]
Changes in fair value of investment in affiliated company	$ 7,010	$ 330	$ 4,590